Commitments And Contingencies	12 Months Ended
Dec. 31, 2020
Disclosure Of Commitments And Contingencies [Abstract]
Commitments and Contingencies [Text Block]
14.	Commitments and Contingencies

In the normal course of business, the Company enters into contracts that give rise to firm commitments for future minimum payments. In addition to items described elsewhere in these financial statements, the following table summarizes the Company's contractual obligations as at December 31, 2020:
Contractual Obligations	Carrying Value	Contractual Cash flows	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
Accounts payable and accruals	$3,392	$3,392	$2,755	$637	$—	$—
Lease liability	557	659	145	297	217	—
Promissory note (Note 9)	16,629	16,919	16,919	—	—	—
Convertible debt (Note 8)	18,747	24,056	—	24,056	—	—
Firm commitments	—	436	64	284	88	—
Total	$39,325	$45,462	$19,883	$25,274	$305	$—

The Company is involved in various claims, litigation and other matters arising in the ordinary course and conduct of business. While it is not possible to determine the ultimate outcome of such actions at this time, and inherent uncertainties exist in predicting such outcomes, it is the Company's belief that the ultimate resolution of such actions is not reasonably likely to have a material adverse effect on its consolidated financial position or results of operations. The assessment of contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events. As a result of the assessment, no significant contingent liabilities were recorded as at December 31, 2020.